Basis of Presentation - Change in policy in the statement of cash flows (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Change in accounting policy
Net cash provided by operating activities	$ 269,412	$ 208,384	[1]
Net cash used in investing activities	(335,050)	(371,179)
Net cash provided by financing activities	(69,525)	74,085	[1]
Effects of exchange rate changes on cash and cash equivalents	(52)	(2,123)
Decrease in cash and cash equivalents	$ (135,215)	(90,833)
As previously reported
Change in accounting policy
Net cash provided by operating activities		72,848
Net cash used in investing activities		(371,179)
Net cash provided by financing activities		209,621
Effects of exchange rate changes on cash and cash equivalents		(2,123)
Decrease in cash and cash equivalents		(90,833)
Adjustments
Change in accounting policy
Net cash provided by operating activities		135,536
Net cash provided by financing activities		$ (135,536)

[1]	Restated so as to reflect a change in accounting policy introduced on January 1, 2021, with respect to the reclassification of interest paid and movements of cash collaterals for swaps (Note 2)